Receivables, Prepayments and Other Assets - Schedule of Unbilled Accounts Receivable (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade and other current receivables [abstract]
Balance, beginning of period	$ 81	$ 38
Revenue recognized during the period	110	177
Amounts invoiced	(88)	(135)
Other	5	1
Balance, end of period	$ 108	$ 81